Statement of Changes in Net Assets Available for Benefits - EBP 003 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to plan assets attributed to
Interest and dividends	$ 14,234
Net appreciation in fair value of investments	263,018
Total investment income	277,252
Interest income on notes receivable from participants	973
Contributions
Participant	58,658
Participant rollover	9,556
Employer	21,808
Total contributions	90,022
Total additions	368,247
Deductions from plan assets attributed to
Benefits paid to participants	557,151
Administrative expenses	1,846
Total deductions	558,997
Net decrease	(190,750)
Net assets available for benefits
Beginning of year	1,779,896
End of year	$ 1,589,146